Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents
Schedule of cash and cash equivalents

	December 31,	December 31,
	2020	2019
Current accounts	84,538	17,550
Bank deposits	19	15
Total	84,557	17,565

	December 31,	December 31,
Currency	2020	2019
United States Dollars	72,412	12,925
Euro	11,404	3,916
Russian Ruble	741	724
Total	84,557	17,565